Debt (Tables)	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Short-Term Loans

(a) Short-term loans:

		September 30, 2020	September 30, 2019
Xi’an Bank	(1)	$-	$560,358
Webank Co., Ltd.	(2)	-	105,067
Ningxia Bank	(3)	-	420,268
Bank of Beijing	(4)	-	686,438
Xi’an Guosen Micro-Credit Co., Ltd.	(5)	279,276	280,178
Xi’ an Xinchang Micro-lending Co. Ltd.	(6)	110,241	-
China Construction Bank	(7)	17,640	-
Bohai Bank	(8)	440,962	-
Huaxia Bank	(9)	440,962	-
Total short-term loans		$1,289,081	$2,052,309

(1) On November 23, 2018, the Company’s VIE, Xi’an App-Chem entered into a loan agreement with Xi’an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Xi’an Bank as collateral to safeguard these loans. The loan was repaid in full upon maturity.

(2) On December 12, 2018, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB750,000 (equivalent to US$0.1 million) as working capital for one year, with maturity date on December 12, 2019 and a daily interest rate of 0.05%. The loan was fully repaid upon maturity.

(3) On January 30, 2019, the Company’s VIE , Xi’an App-Chem , entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity.

(4) On August 7, 2019, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Bank of Beijing to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.

(5) On July 1, 2019, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on December 27, 2019 and interest rate of 17% per annum. The loan was fully repaid upon maturity.

On July 22, 2020, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on January 21, 2021 and interest rate of 17% per annum. The loan was subsequently fully repaid upon maturity.

(6) On June 1, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement Xi’ an Xinchang Micro-lending Co. Ltd., to borrow RMB750,002 (equivalent to US$110,241) as working capital for one year, with maturity date on May 31, 2021 and interest rate of 18.0% per annum.

(7) On January 19, 2020, the Company’s VIE, Tongchuan Haoren entered into a loan agreement with China Construction Bank to borrow RMB100,000 (equivalent to US$14,699) as working capital for one year, with maturity date on January 19, 2021 and interest rate of 5.0% per annum. The loan was subsequently fully repaid upon maturity.

On May 15, 2020, the Company’s VIE, Tongchuan Haoren entered into a loan agreement with China Construction Bank to borrow RMB20,000 (equivalent to US$2,941) as working capital for one year, with maturity date on May 15, 2021 and interest rate of 4.1% per annum.

(8) On May 22, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Bohai Bank for a maximum of RMB 13 million (approximately $1.8 million) loans as working capital for one year. On July 22, 2020, the Company borrowed RMB3 million (equivalent to US$0.4 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. provided joint guarantee to this loan. As of September 30, 2020, the Company had the availability to borrow additional approximately $1.5 million (RMB10.0 million) from Bohai Bank before May 22, 2021.

(9) On April 3, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Huaxia Bank for a maximum of RMB 15 million (approximately $2.2 million) loans, including RMB 3 million (approximately $0.4 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.8 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. From June 16, 2020 to June 29, 2020, the Company’s VIE, Xi’an App-Chem, entered into two loan agreements with Huaxia Bank to borrow total of a RMB3 million (equivalent to US$440,962) as working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively. In addition, on April 16, 2020, the Company borrowed additional RMB2 million (equivalent to US$293,975) out of this line of credit as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank. As of September 30, 2020, the Company had the availability to borrow additional approximately $1.5 million (RMB10.0 million) from Bohai Bank before April 2023.

Schedule of Long-Term Loans

(b) Long-term loans:

		September 30, 2020	September 30,2019
Xi’an Investment Holding Co., Ltd.	(10)	$2,204,812	$2,101,341
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(11)	1,175,900	1,120,715
Webank Co., Ltd.	(12)	34,910
Huaxia Bank	(13)	293,975	-
Total		3,709,597	3,222,056
Less: current portion of long-term loans		1,227,346	1,821,162
Total long-term loans		$2,482,251	$1,400,894

(10) On February 14, 2017 and on December 13, 2017, the Company’s VIE, Xi’an App-Chem entered into loan agreements with third-party Xi’an Investment Holdings Co., Ltd. (the “Lender”), to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) matured on February 13, 2020 and RMB10.0 million (approximately $1.5 million) matured on December 12, 2020. The Company did not make the loan repayment upon maturities. In accordance with a COVID-19 relief notice issued by local government, for RMB 5 million matured on February 13, 2020, the loan payment term has been extended to February 12, 2022, and for RMB 10 million matured on December 12, 2020, the payment term has been extended to December 12, 2022. Loan interest rates remain unchanged. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem and his personal bank savings as collateral to safeguard these loans.

(11) On June 26, 2017, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral safeguard this loan. As of September 30, 2020, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government.

(12) On January 19, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB287,500 (equivalent to US$40,552) as working capital for 27 months, with maturity date on April 12, 2022 and interest rate of 18.0% per annum.

(13) As disclosed in (9) above, on April 16, 2020, the Company borrowed RMB2 million (equivalent to US$293,975) out of a line of credit from Huaxia Bank as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023.

Schedule of Line of Credit

As of the date of this report, the Company had the availability to borrow an aggregate of approximately $7.1 million (RMB 48 million) line of credit from the following financial institutions before April 2023:

Name of financial institution:	Amount

Bohai Bank	$1,469,875
Huaxia Bank	1,469,875
Bank of China	2,645,775
Qishang Bank	1,469,875
Total	$7,055,400

Schedule of Third Party Loans

(c) Third party loans

		September 30, 2020	September 30, 2019
Wei Wang	(14)	$440,962	$420,268
Xueyan Zhou	(14)	-	3,923
Shaanxi Keyi Technology Co. Ltd.	(14)	73,494	-
Biyun Xue	(14)	9,775	-
Xi’ an Kaimei Medical Technology Co., Ltd.	(14)	166,096	-
Total third-party loans		$690,327	$424,191

(14) During the Company’s normal course of business, the Company also borrows funds from several third-party individuals or third party companies as working capital. These borrowings are short-term, interest free and payable on demand. As of September 30, 2020 and 2019, loans payable to third-parties amounted to $690,327 and $424,191, respectively. The September 30, 2020 third-party loans balance has been fully repaid in December 2020.